Income Taxes - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Canada [Member] | 2039 [member]
Detail Disclosure Of Net Operating Losses [Line Items]
Non capital income tax losses	$ 1,440